Cover	Oct. 01, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 01, 2025
Entity File Number	000-51274
Entity Registrant Name	Frontier FundS
Entity Central Index Key	0001261379
Entity Tax Identification Number	36-6815533
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	25568 Genesee Trail Road
Entity Address, City or Town	Golden
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80401
City Area Code	303
Local Phone Number	454-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false